Share based payment - Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted (Detail)	12 Months Ended
	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%		3.40%
Expected volatility (%)				22.00%
Weighted average remaining contractual life of options granted during current period				9 years 5 months 8 days
Weighted average share price | (per share)	₨ 606.96	$ 8.17		₨ 471
Weighted average fair value | ₨				₨ 133.01
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)				3.40%
Expected volatility (%)				22.00%
Share price per share at measurement date | ₨ / shares				₨ 420
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)				3.40%
Expected volatility (%)				22.00%
Share price per share at measurement date | ₨ / shares				₨ 420
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average remaining contractual life of options granted during current period	10 years	10 years
Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	25.67%	25.67%
Risk–free interest rate (%)	3.29%	3.29%		4.16%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	33.43%	33.43%
Risk–free interest rate (%)	0.05%	0.05%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of range [member] | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)				4.16%
Bottom of range [member] | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)				4.16%
Bottom of range [member] | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	28.07%	28.07%	34.87%
Risk–free interest rate (%)	0.78%	0.78%	0.78%
Weighted average remaining contractual life of options granted during current period			3 years 8 months 15 days
Weighted average share price | $ / shares		$ 4.98	$ 7.82
Top of range [member]
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	37.87%	37.87%
Risk–free interest rate (%)	6.39%	6.39%		5.92%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	49.97%	49.97%
Risk–free interest rate (%)	1.03%	1.03%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of range [member] | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)				5.92%
Top of range [member] | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)				5.92%
Top of range [member] | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	41.23%	41.23%	40.84%
Risk–free interest rate (%)	3.89%	3.89%	2.33%
Weighted average remaining contractual life of options granted during current period			6 years 11 months 4 days
Weighted average share price | $ / shares		$ 9.65	$ 9.65